Geographic information (Tables)	12 Months Ended
Dec. 31, 2015
Geographic Information Tables
Revenues derived by geographic area
	2015	2014	2013
South and Central America (Bolivia, Belize)	$17,422,151	$-	$24,803
North America (United States)	-	3,913,367	-
Asia (Pakistan)	-	-	2,659,292
	17,422,151	3,913,367	2,684,095